UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Miller & Jacobs Capital, LLC
Address:       5013 Chandler's Wharf
               Suite 2, Lot 13
               Gallows Bay Marketplace
               Christiansted, Virgin Islands 00820

Form 13F File Number: 28-10738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey A. Miller and Eric D. Jacobs
Title:         Managing Owners
Phone:         340-773-1300

Signature, Place, and Date of Signing:

/s/ Jeffrey A. Miller     Christiansted, Virgin Islands      02/14/08
---------------------     ----------------------------       ---------

/s/ Eric D. Jacobs        Christiansted, Virgin Islands      02/14/08
--------------------      -----------------------------      ---------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name
     28-                         American Independence Financial Services LLC


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
                                TITLE                       VALUE     SHRS/     SH/ PUT/    OTHER    INVESTMENT   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (x$1000)  PRN AMT    PRN  CALL  MANAGERS DISCRETION   SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIED WORLD ASSURANCE CO       COMMON          G0219G203     1,922     38,300     SH      N/A      SOLE         38,300
AMERICAN CMNTY BANKSHARES       COMMON          02520W106       849     88,569     SH      N/A      SOLE         88,569
AMERICAN EXPRESS CO             COMMON          25816109      1,784     34,300     SH      N/A      SOLE         34,300
AMERISAFE INC-CL A              COMMON          03071H100       533     34,343     SH      N/A      SOLE         34,343
ARCH CAPITAL GROUP LTD          ORD             G0450A105     1,759     25,000     SH      N/A      SOLE         25,000
AXIS CAPITAL HOLDINGS LTD       SHS             G0692U109       779     20,000     SH      N/A      SOLE         20,000
BANKATLANTIC BANCORP INC-C      CL A            065908501     1,230    300,000     SH      N/A      SOLE        300,000
BARCLAYS PLC-ADR                COMMON          06738E204       404     10,000     SH      N/A      SOLE         10,000
CITIGROUP INC                   COMMON          172967101       589     20,000     SH      N/A      SOLE         20,000
CONNECTICUT BANK & TRUST C      COMMON          207546102        90     15,865     SH      N/A      SOLE         15,865
CORUS BANKSHARES INC            COMMON          220873103       587     55,000     SH      N/A      SOLE         55,000
FIRST COMMUNITY BANCORP CA      COMMON          31983B101       412     10,000     SH      N/A      SOLE         10,000
FRANKLIN RESOURCES INC          COMMON          354613101     1,664     14,539     SH      N/A      SOLE         14,539
HUDSON CITY BANCORP INC         COMMON          443683107       751     50,000     SH      N/A      SOLE         50,000
INDEPENDENT BANK CORP-MICH      COMMON          453838104       725     76,271     SH      N/A      SOLE         76,271
KB HOME                         COMMON          48666K109       258     11,950     SH      N/A      SOLE         11,950
LAZARD LTD                      SHS A           G54050102     1,220     30,000     SH      N/A      SOLE         30,000
LEGG MASON INC                  COMMON          524901105     3,738     51,100     SH      N/A      SOLE         51,100
M & F WORLDWIDE CORP            COMMON          552541104       269      5,000     SH      N/A      SOLE          5,000
METLIFE INC                     COMMON          59156R108       616     10,000     SH      N/A      SOLE         10,000
NORTHERN STATES FINANCIAL CORP  COMMON          665751103        64      2,900     SH      N/A      SOLE          2,900
OLD LINE BANCSHARES INC         COMMON          67984M100     1,996    247,931     SH      N/A      SOLE        247,931
PACIFIC MERCANTILE BANCORP      COMMON          694552100       207     16,818     SH      N/A      SOLE         16,818
REGIONAL BK HOLDRS TR           DEPOSITRY RCPT  75902E100     2,500     19,000     SH      N/A      SOLE         19,000
RENAISSANCERE HOLDINGS LTD      COMMON          G7496G103       904     15,000     SH      N/A      SOLE         15,000
RYLAND GROUP INC                COMMON          783764103       152      5,500     SH      N/A      SOLE          5,500
SOVEREIGN BANCORP INC           COMMON          845905108       570     50,000     SH      N/A      SOLE         50,000
SVB FINACIAL GROUP              COMMON          78486Q101       693     13,750     SH      N/A      SOLE         13,750
TOLL BROTHERS INC               COMMON          889478103       401     20,000     SH      N/A      SOLE         20,000
UNITED FINANCIAL BANCORP I      COMMON          91030R103       278     25,000     SH      N/A      SOLE         25,000
WSB FINL GROUP INC              COMMON          92933E108       474     80,871     SH      N/A      SOLE         80,871
ZENITH NATIONAL INSURANCE       COMMON          989390109     1,342     30,000     SH      N/A      SOLE         30,000
ZIONS BANCORPORATION            COMMON          989701107       934     20,000     SH      N/A      SOLE         20,000

                            33                               30,693



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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:         30,693
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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